Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Compensation to Individuals Employed by Company
Compensation to key management personnel and interested parties that are employed by the Company:

	Year ended December 31
	2017		2016		2015
	Number of		Number of		Number of
	People	Amount	People (**)	Amount	people	Amount
		€ thousands		€ thousands		€ thousands
Short-term employee
Benefits	2	377	2	368	4	557
Post-employment
Benefits	2	57	2	89	4	68
Share-based payments	2	-	2	*	2	*

* Less than €1 thousand
** Including retired employees that were not employed throughout the entire year

Schedule of Compensation to Individuals not Employed by Company
Compensation to key management personnel (including directors but excluding compensation paid under the Management Agreement) that are not employed by the Company:

	Year ended December 31
	2017		2016		2015
	Number of		Number of		Number of
	people	Amount	people	Amount	People (**)	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to directors not employed by the Company	3	35	3	63	3	61
share-based payments	3	14	3	3	3	6

* Less than €1 thousand
** Including Board members that did not serve throughout the entire year

Schedule of Debts and Loans to Related and Interested Parties
Debts and loans to related and interested parties

					Interest income recognized in statement of
	The terms of the loan		Balance as at December 31		income for the year ended December 31
	Interest rate	Linkage base	2017	2016	2017	2016	2015
	%		€ thousands
Dori Energy	8.5(*)	NIS+CPI	13,025	12,704	1,158	1,243	1,247

(*)  See note 6A